Acquisition and sale of businesses and purchase of non-controlling interests - Sale of businesses (Detail) £ in Millions, $ in Millions			12 Months Ended
	Dec. 20, 2018 GBP (£)	Dec. 20, 2018 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Sale consideration
Net cash received			£ 426	£ 4	£ (52)
Net assets disposed of
Goodwill			(2,682)	(2,678)
Property, plant and equipment			(4,455)	(4,089)	(4,014)
Net assets			(10,156)	(11,713)
Gain/(loss) on disposal before taxation			4,235	3,740	3,559
Taxation			(898)	(596)	(732)
Profit for the year			3,337	£ 3,144	£ 2,772
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year			438
Transaction and other directly attributable costs paid			(12)
Net cash received			426
Transaction costs payable			(4)
Consideration received			422
Net assets disposed of
Brands			(230)
Goodwill			(12)
Property, plant and equipment			(6)
Investment in associates			(3)
Inventories			(18)
Net assets			(269)
Gain/(loss) on disposal before taxation			153
Taxation			(33)
Profit for the year			120
Portfolio of 19 brands | Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year	£ 435	$ 550	435
Transaction and other directly attributable costs paid			(12)
Net cash received			423
Transaction costs payable			(4)
Consideration received			419
Net assets disposed of
Brands			(230)
Goodwill			(12)
Property, plant and equipment			(2)
Investment in associates			(3)
Inventories			(17)
Net assets			(264)
Gain/(loss) on disposal before taxation			155
Taxation			(33)
Profit for the year			122
USL wine business | Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received in year			3
Transaction and other directly attributable costs paid			0
Net cash received			3
Transaction costs payable			0
Consideration received			3
Net assets disposed of
Brands			0
Goodwill			0
Property, plant and equipment			(4)
Investment in associates			0
Inventories			(1)
Net assets			(5)
Gain/(loss) on disposal before taxation			(2)
Taxation			0
Profit for the year			£ (2)